Earnings Per Share - Summary of basic earnings per share ("EPS") and diluted EPS (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings per share [abstract]
Net profit attributable to owners of the Parent	¥ 99,967	¥ 39,675	¥ 45,870
Net profit attributable to ordinary shareholders of the parent to calculate basic EPS	99,967	39,675	45,870
Net profit attributable to ordinary shareholders of the Parent after adjustment for the effects of dilutive potential ordinary shares	¥ 99,967	¥ 39,674	¥ 45,868
Weighted-average number of ordinary shares to calculate basic EPS	259,644	259,738	259,824
Weighted-average number of ordinary shares (diluted)	259,644	259,738	259,824
Basic EPS	¥ 385.02	¥ 152.75	¥ 176.54
Diluted EPS	¥ 385.01	¥ 152.75	¥ 176.54